INVENTORIES (Details) - USD ($) $ in Thousands	Sep. 30, 2021	Dec. 31, 2020	Dec. 31, 2019
INVENTORIES
Raw materials	$ 27,293	$ 27,094	$ 16,701
Work in process	1,457	1,055	1,538
Finished goods	352	3,999	1,042
Inventory reserve	(2,613)	(1,950)	(793)
Inventories	$ 26,489	$ 30,197	$ 18,488